Income Tax - Additional Information (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Tax [Line Items]
Deferred tax asset on net operating tax loss	€ 36,251
Effective income tax rate	23.10%	23.80%	19.00%
Unrecognized tax losses	€ 8,377	€ 7,978
Stevanato Group Holding S.R.L
Income Tax [Line Items]
Percentage of stock ownership by parent	78.03%